Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock	Treasury stock	Additional paid-in capital in excess of value assigned to common stock	Capital reserves	Regulatory reserves	Retained earnings	Other comprehensive income
Beginning balance at Dec. 31, 2019	$ 1,016,167	$ 279,980	$ (59,669)	$ 120,362	$ 95,210	$ 136,019	$ 446,083	$ (1,818)
Profit for the year	63,593	0	0	0	0	0	63,593	0
Other comprehensive income	1,424	0	0	0	0	0	0	1,424
Transfer of fair value on equity instrument at FVOCI	0	0	0	0	0	0	(602)	602
Issuance of restricted stock	0	0	1,391	(1,391)	0	0	0	0
Compensation cost - stock options and stock units plans	1,722	0	0	1,722	0	0	0	0
Exercised options and stock units vested	0	0	279	(279)	0	0	0	0
Dividends declared	(44,986)	0	0	0	0	0	(44,986)	0
Ending balance at Dec. 31, 2020	1,037,920	279,980	(57,999)	120,414	95,210	136,019	464,088	208
Profit for the year	62,697	0	0	0	0	0	62,697	0
Other comprehensive income	(11,756)	0	0	0	0	0	0	(11,756)
Issuance of restricted stock	0	0	1,391	(1,391)	0	0	0	0
Compensation cost - stock options and stock units plans	1,908	0	0	1,908	0	0	0	0
Exercised options and stock units vested	0	0	888	(888)	0	0	0	0
Repurchase of "Class E" common stock	(60,079)	0	(60,079)	0	0	0	0	0
Dividends declared	(38,900)	0	0	0	0	0	(38,900)	0
Ending balance at Dec. 31, 2021	991,790	279,980	(115,799)	120,043	95,210	136,019	487,885	(11,548)
Profit for the year	92,040	0	0	0	0	0	92,040	0
Other comprehensive income	19,673	0	0	0	0	0	0	19,673
Issuance of restricted stock	0	0	1,039	(1,039)	0	0	0	0
Compensation cost - stock options and stock units plans	2,157	0	0	2,157	0	0	0	0
Exercised options and stock units vested	0	0	663	(663)	0	0	0	0
Dividends declared	(36,313)	0	0	0	0	0	(36,313)	0
Ending balance at Dec. 31, 2022	$ 1,069,347	$ 279,980	$ (114,097)	$ 120,498	$ 95,210	$ 136,019	$ 543,612	$ 8,125